Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	SMA RELATIONSHIP TRUST
Central Index Key	0001225290
Amendment Flag	false
Document Creation Date	Apr. 30, 2019
Document Effective Date	Apr. 30, 2019
Prospectus Date	Apr. 30, 2019
Series G | Series G
Prospectus:
Trading Symbol	SRTGX
Series M | Series M
Prospectus:
Trading Symbol	SRTMX
Series T | Series T
Prospectus:
Trading Symbol	SRTTX